Expense Example {- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund AMCIZ PRO-09 - Fidelity Corporate Bond Fund	Oct. 30, 2020 USD ($)
Fidelity Advisor Corporate Bond Fund: Class A
Expense Example:
1 year	$ 475
3 years	636
5 years	811
10 years	1,316
Fidelity Advisor Corporate Bond Fund: Class M
Expense Example:
1 year	480
3 years	651
5 years	837
10 years	1,373
Fidelity Advisor Corporate Bond Fund: Class C
Expense Example:
1 year	257
3 years	486
5 years	839
10 years	1,834
Fidelity Advisor Corporate Bond Fund: Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Corporate Bond Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500